VALUED ADVISERS TRUST
2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(317) 917-7000

April 7, 2010

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:     Post-Effective Amendment No. 15 (the “Amendment”) to the Registration Statement of Valued Advisers Trust (the “Trust”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 16 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A with respect to the LS Opportunity Fund (the “Fund”) (File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Pursuant to the 1933 Act, as amended, Rule 485(a) of the Regulation C thereunder and Rule 8b-16 under the 1940 Act, transmitted herewith on behalf of the Trust is the Amendment. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The Amendment is being filed for the purpose of adding a “Subject to Completion” legend to both the prospectus and the statement of additional information for the Fund, pursuant to Rule 481 under the 1933 Act. In all other respects, the prospectus and statement of additional information for the Fund contained in the Amendment are identical to those included as part of Post-Effective Amendment No. 13 to the Trust’s Registration Statement, filed on March 16, 2010.

If you have any questions concerning the foregoing, please contact John H. Lively at the address written below or via phone at (913) 660-0778.

Sincerely,

/s/ Carol J. Highsmith
Carol J. Highsmith, Vice President

cc:          John H. Lively

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224